Financial Risk Management - Summary of Contractual Maturities of Non-derivative Financial Liabilities (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade payables	$ 6,954,464
Lease liabilities	6,540,667
Borrowings	46,372,950
Total non derivatives	59,868,081
Trade payables Carrying amount	6,954,464	$ 6,534,072	$ 3,270,687	$ 2,471,121
Lease liabilities Carrying amount	5,178,938	5,345,678	5,654,083
Borrowings	36,162,902	$ 36,963,328	$ 4,702,239
Total non derivatives Carrying amount	48,296,304
Not Later Than Six Months
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade payables	6,954,464
Lease liabilities	278,867
Borrowings	1,136,116
Total non derivatives	8,369,447
Later than six months and not later than one year [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	286,800
Borrowings	1,150,846
Total non derivatives	1,437,646
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	573,600
Borrowings	2,498,302
Total non derivatives	3,071,902
Later than two years and not later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	1,720,800
Borrowings	7,164,079
Total non derivatives	8,884,879
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	3,680,600
Borrowings	34,423,607
Total non derivatives	$ 38,104,207